Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended												12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010	Dec. 31, 2011 Himax Imaging Ltd [Member]	Dec. 31, 2010 Imaging Cayman [Member] USD ($)	Dec. 31, 2013 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2007 Stock Options 2007 Plan [Member] USD ($)	Dec. 31, 2007 Stock Options 2007 Plan [Member] TWD	Dec. 31, 2014 Stock Options 2007 Plan [Member] ROC Central Government Bond [Member]	Dec. 31, 2013 Stock Options 2009 Plan [Member]	Dec. 31, 2012 Stock Options 2009 Plan [Member]	Dec. 31, 2011 Stock Options 2009 Plan [Member]	Dec. 31, 2009 Stock Options 2009 Plan [Member] USD ($)	Dec. 31, 2009 Stock Options 2009 Plan [Member] TWD	Oct. 31, 2009 Stock Options 2009 Plan [Member]	Dec. 31, 2014 Stock Options 2009 Plan [Member] ROC Central Government Bond [Member]	Dec. 31, 2014 Stock Options 2012 Plan [Member] USD ($)	Dec. 31, 2014 Stock Options 2012 Plan [Member] TWD	Jul. 02, 2012 Stock Options 2012 Plan [Member]	Dec. 31, 2014 Stock Options 2012 Plan [Member] One And Half Years After Grant Date [Member]	Dec. 31, 2014 Stock Options 2012 Plan [Member] Three Years After Grant Date [Member]	Dec. 31, 2014 Stock Options 2013 Plan [Member] USD ($)	Dec. 31, 2014 Stock Options 2013 Plan [Member] TWD	Jul. 01, 2013 Stock Options 2013 Plan [Member]	Dec. 31, 2014 Stock Options 2013 Plan [Member] Half Years After Grant Date [Member]	Dec. 31, 2014 Stock Options 2013 Plan [Member] Two Years After Grant Date [Member]	Dec. 31, 2014 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2009 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 1 [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 1 [Member]	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 1 [Member]	Dec. 31, 2009 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 1 [Member]	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 2 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 2 [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 2 [Member]	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 2 [Member]	Dec. 31, 2014 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 3 [Member]	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 3 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 3 [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] Long-term Incentive Plan grants 3 [Member]	Dec. 31, 2015 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 4 [Member]	Dec. 31, 2014 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 4 [Member]	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 4 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 4 [Member]	Dec. 31, 2016 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 5 [Member]	Dec. 31, 2015 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 5 [Member]	Dec. 31, 2014 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 5 [Member]	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 5 [Member]	Dec. 31, 2017 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 6 [Member]	Dec. 31, 2016 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 6 [Member]	Dec. 31, 2015 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 6 [Member]	Dec. 31, 2014 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member] Long-term Incentive Plan grants 6 [Member]	Dec. 31, 2011 Capital Reduction Plan [Member] USD ($)	Dec. 31, 2011 Capital Reduction Plan [Member] TWD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period	1,219,791	867,771	5,522,279																												1,219,791	867,771	5,522,279	2,727,278	3,488,952	3,577,686
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage														25.00%	25.00%	50.00%								50.00%	50.00%				50.00%	50.00%							14.68%	14.68%	14.68%	55.96%	10.63%	10.63%	10.63%	68.11%	0.88%	0.88%	0.88%	97.36%	13.88%	13.88%	13.88%	58.36%	3.70%	3.70%	3.70%	88.90%	5.81%	5.81%	5.81%	82.57%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value																															$ 9,337	$ 7,833	$ 6,286	$ 2,873	$ 5,870	$ 6,508
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted																															$ 9.27	$ 10.15	$ 1.95	$ 1.1	$ 2.47	$ 3.25
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number	964,006	1,511,223	2,637,455	1,172,388	1,172,388		1,939,490
Nonvested Shares Issued To Employees Description				During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwans ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share	During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwans ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share	From September 2007 to December 2010, Himax Imaging Inc. (Imaging Cayman, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share
Unvested Ordinary Share Exchange Rate								$ 0.36274
Allocated Share-based Compensation Expense	$ 11,266	$ 9,673	$ 8,222						$ 11	$ 13																					$ 11,266	$ 9,653	$ 8,195
Ordinary Price Per Share On Date Of Grant				$ 0.72	21
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											6,800,000	6,800,000							2,300,000				2,000,000					430,000
Equity Issuance, Per Share Amount				$ 1.856	60						$ 0.464	15					$ 0.311	10																																											$ 1.244	40
Percentage Of Ratio To Offset Loss				75.00%	75.00%
Expected term (years)													10 years							5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 4.11	$ 2.47	$ 1.99	$ 2.68							$ 0.672	21.6608					$ 0.160	5.2
Stock Option Exercise Price Per Share																					$ 1.004	30				$ 1	30